FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial assets
Balance, beginning of period	$ 6,021
Balance, end of period	5,892	$ 6,021
Level 3
Financial assets
Balance, beginning of period	1,682	1,371
Acquisitions	389	324
Dispositions	(43)	(10)
Fair value gains, net and OCI	166	(3)
Other	(453)	0
Balance, end of period	$ 1,741	$ 1,682